Shar. Equity Parenthetical (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Changes in stockholders equity
Dividends and interest on shareholders equity to common and preferred shares, per share	$ 0.69	$ 0.59	$ 0.47